PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya MidCap Opportunities Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.1%
Communication Services : 4.5%
243,157
(1)
Roblox Corp. - Class A
$ 10,696,477
1.6
190,644
(1)
Trade Desk, Inc.
- Class A
19,928,017
2.9
30,624,494
4.5
Consumer Discretionary : 12.4%
29,620
(1)
Burlington Stores, Inc.
7,945,269
1.2
29,999
Domino's Pizza, Inc.
12,425,886
1.8
76,517
(1)
On Holding AG - Class
A
3,594,768
0.5
43,966
Ross Stores, Inc.
6,621,719
1.0
76,111
(1)
Royal Caribbean
Cruises Ltd.
12,529,393
1.8
59,711
Texas Roadhouse, Inc.
10,076,231
1.5
53,250
Tractor Supply Co.
14,247,037
2.1
16,888
Wingstop, Inc.
6,520,626
0.9
79,404
Yum! Brands, Inc.
10,713,188
1.6
84,674,117
12.4
Consumer Staples : 3.3%
72,267
(1)
Celsius Holdings, Inc.
2,748,314
0.4
59,310  Church & Dwight Co.,
Inc.
6,042,503
0.9
24,640  Constellation Brands,
Inc. - Class A
5,931,094
0.9
93,961
McCormick & Co., Inc.
7,519,699
1.1
22,241,610
3.3
Energy : 3.4%
89,677  Chesapeake Energy
Corp.
6,680,039
1.0
63,279
Hess Corp.
8,736,299
1.3
276,643
TechnipFMC PLC
7,425,098
1.1
22,841,436
3.4
Financials : 10.2%
39,477  Arthur J Gallagher &
Co.
11,549,786
1.7
174,329
(1)
Block, Inc.
11,519,660
1.7
321,086
Blue Owl Capital, Inc.
5,663,957
0.8
28,873
(1)
Coinbase Global, Inc.
- Class A
5,294,153
0.8
198,503
Lazard, Inc.
9,946,986
1.4
424,471
SLM Corp.
9,363,830
1.4
137,449  Tradeweb Markets,
Inc. - Class A
16,251,970
2.4
69,590,342
10.2
Health Care : 16.2%
63,589  AmerisourceBergen
Corp.
15,234,017
2.2
146,630
(1)
Biohaven Ltd.
5,777,222
0.8
26,240
(1)
Charles River
Laboratories
International, Inc.
5,188,960
0.8
127,266
(1)
Dexcom, Inc.
8,824,624
1.3
144,305
(1)
Inari Medical, Inc.
6,238,305
0.9
24,460
(1)
Molina Healthcare, Inc.
8,555,863
1.3
100,550
(1)
MoonLake
Immunotherapeutics
4,704,735
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
57,571
(1)
Repligen Corp.
$ 8,689,191
1.3
39,109
(1)
Sarepta Therapeutics,
Inc.
5,310,220
0.8
163,317
(1)
SpringWorks
Therapeutics, Inc.
6,811,952
1.0
32,044
(1)
Tenet Healthcare Corp.
5,314,177
0.8
40,429  Universal Health
Services, Inc. - Class B
9,620,889
1.4
95,881
(1)
Viking Therapeutics,
Inc.
6,147,890
0.9
39,473
(1)
Waters Corp.
13,671,474
2.0
110,089,519
16.2
Industrials : 19.3%
59,031
AMETEK, Inc.
10,097,253
1.5
70,492  Booz Allen Hamilton
Holding Corp.
11,192,720
1.6
57,207
(1)
Builders FirstSource,
Inc.
9,954,018
1.5
48,365
Dover Corp.
8,997,341
1.3
119,281
Ingersoll Rand, Inc.
10,908,247
1.6
120,006
nVent Electric PLC
8,155,608
1.2
107,099
(1)
Parsons Corp.
10,223,670
1.5
190,160
Rollins, Inc.
9,542,229
1.4
26,860
(1)
Saia, Inc.
10,094,794
1.5
64,157
Tetra Tech, Inc.
15,252,685
2.2
6,709
TransDigm Group, Inc.
9,212,866
1.4
64,927
Verisk Analytics, Inc.
17,713,384
2.6
131,344,815
19.3
Information Technology : 25.1%
89,404
(1)
AppLovin Corp. - Class
A
8,302,949
1.2
35,186
(1)
Crowdstrike Holdings,
Inc. - Class A
9,756,374
1.4
168,424
(1)
Datadog, Inc. - Class A
19,580,974
2.9
102,631
Entegris, Inc.
11,891,854
1.8
5,979
(1)
Fair Isaac Corp.
10,345,284
1.5
28,306
(1)
Gartner, Inc.
13,925,420
2.0
124,643
(1)
Gitlab, Inc. - Class A
5,908,078
0.9
17,807
(1)
Globant SA
3,601,288
0.5
23,034
(1)
HubSpot, Inc.
11,495,578
1.7
138,161
(1)(2)
Klaviyo, Inc. - Class A
4,346,545
0.6
98,924
(1)
Lattice Semiconductor
Corp.
4,685,041
0.7
37,390
(1)
MongoDB, Inc.
10,872,638
1.6
22,404  Monolithic Power
Systems, Inc.
20,940,571
3.1
244,566
(1)
Palantir Technologies,
Inc. - Class A
7,698,938
1.1
103,978
(1)
Rambus, Inc.
4,649,896
0.7
26,950
(1)
SiTime Corp.
3,898,587
0.6
13,231
(1)
Super Micro Computer,
Inc.
5,791,209
0.9
49,900
(1)
Workday, Inc. - Class A
13,133,181
1.9
170,824,405
25.1
Materials : 2.2%
23,964
Avery Dennison Corp.
5,316,414
0.8
129,281
Element Solutions, Inc.
3,456,974
0.5

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya MidCap Opportunities Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
26,159
Vulcan Materials Co.
$ 6,414,448
0.9
15,187,836
2.2
Real Estate : 1.8%
47,421
Boston Properties, Inc.
3,567,008
0.5
73,556
Welltower, Inc.
8,876,738
1.3
12,443,746
1.8
Utilities : 0.7%
53,311
Vistra Corp.
4,554,359
0.7
Total Common Stock
(Cost $600,978,724)
674,416,679
99.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Repurchase Agreements : 0.6%
540,447
(3)
Barclays Capital,
Inc., Repurchase
Agreement dated
08/30/2024, 5.230%,
due 09/03/2024
(Repurchase
Amount $540,757,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.375%, Market
Value plus accrued
interest $551,256, due
10/24/24-07/31/26)
540,447
0.1
1,056,381
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
08/30/2024, 5.400%,
due 09/03/2024
(Repurchase
Amount $1,057,006,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.000%, Market Value
plus accrued interest
$1,077,509, due
03/15/25-02/01/57)
1,056,381
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,022,270
(3)
Marex Capital Markets,
Inc., Repurchase
Agreement dated
08/30/2024, 5.410%,
due 09/03/2024
(Repurchase
Amount $1,022,876,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.125%-
7.000%, Market Value
plus accrued interest
$1,042,715, due
05/31/25-09/01/54)
$ 1,022,270
0.1
1,045,711
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
08/30/2024, 5.420%,
due 09/03/2024
(Repurchase
Amount $1,046,332,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$1,065,499, due
10/15/25-02/15/53)
1,045,711
0.2
Total Repurchase
Agreements
(Cost $3,664,809)
3,664,809
0.6
Time Deposits : 0.1%
100,000
(3)
Barclays Bank PLC,
5.340
%,
09/03/2024 100,000
0.0
100,000
(3)
Canadian Imperial
Bank of Commerce,
5.310
%,
09/03/2024 100,000
0.0
100,000
(3)
DZ Bank AG,
5.310
%,
09/03/2024 100,000
0.0
100,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
09/03/2024 100,000
0.0
100,000
(3)
Mizuho Bank Ltd.,
5.320
%,
09/03/2024 100,000
0.1
100,000
(3)
Royal Bank of Canada,
5.330
%,
09/03/2024 100,000
0.0
100,000
(3)
Skandinaviska
Enskilda Banken AB,
5.310
%,
09/03/2024 100,000
0.0
100,000
(3)
Svenska
Handelsbanken AB,
5.310
%,
09/03/2024 100,000
0.0
Total Time Deposits
(Cost $800,000)
800,000
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya MidCap Opportunities Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
1,699,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.190%
(Cost $1,699,000) $ 1,699,000 0.2
Total Short-Term
Investments
(Cost $6,163,809)
$ 6,163,809
0.9
Total Investments in
Securities
(Cost $607,142,533) $ 680,580,488 100.0
Assets in Excess of
Other Liabilities 281,190 0.0
Net Assets $ 680,861,678 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of August 31, 2024.

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya MidCap Opportunities Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 674,416,679 $ — $ — $ 674,416,679
Short-Term Investments 1,699,000 4,464,809 — 6,163,809
Total Investments, at fair value $ 676,115,679 $ 4,464,809 $ — $ 680,580,488
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 101,428,315
Gross Unrealized Depreciation (27,990,361)
Net Unrealized Appreciation $ 73,437,954